SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION (Tables)
Share-based compensation
	Year Ended December 31,
	2021	2020
(in thousands)
Cost of goods sold	$57	$44
Research and development	303	371
Selling, general and administrative	878	1,052
Total share-based compensation	$1,238	$1,467

Stock option activity
	2021			2020
	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years

Outstanding at beginning of year	25,000	$4.98		25,000	$4.98
Granted	-	-		-	-
Exercised	(12,500)	4.98		-	-
Cancelled, Expired or
Forfeited	-	-		-	-
Outstanding at end of year	12,500	$4.98	3.33	25,000	$4.98	4.33

Vested or expected to vest at the end of the period	12,166	$4.98	3.33	24,068	$4.98	4.33
Exercisable at end of year	3,125	$4.98	3.33	9,375	$4.98	4.33

Restricted stock award including performance-based stock award activity under our share-based compensation plan
	2021		2020
	Awards	Weighted - Average Grant Date Fair Value	Awards	Weighted - Average Grant Date Fair Value
Outstanding at beginning of year	643,228	$4.16	536,403	$5.44
Granted	262,001	5.95	383,951	3.02
Vested	(272,952)	4.56	(230,901)	5.16
Cancelled	(8,500)	4.15	(46,225)	4.58
Outstanding at end of year	623,777	$4.73	643,228	$4.16

Unamortized compensation expense
	December 31, 2021	December 31, 2020

Unamortized future compensation expense	$2,300,286	$2,017,501
Remaining weighted average amortization period in years	2.57	2.35